Commitments and Contingencies (Details) $ in Thousands			1 Months Ended
	Mar. 31, 2026 USD ($) shares	Feb. 18, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 18, 2026 Company	Dec. 31, 2025 USD ($)	Nov. 30, 2025 USD ($)	Aug. 01, 2025 USD ($)	Dec. 31, 2024	Sep. 27, 2024 USD ($)	Dec. 31, 2023	Dec. 10, 2020	Apr. 24, 2020
New Huarong SLBs [Member]
Commitments and Contingencies [Abstract]
Face amount							$ 207,000
Commitments and Contingencies [Abstract]
Guarantee						$ 84,000
Guarantee outstanding					$ 83,625
Subsequent Event [Member] | Sale and Leaseback Financing Agreements with Two Major Chinese Leasing Companies [Member]
Commitments and Contingencies [Abstract]
Percentage of commitments that are financed				85.00%
Number of major Chinese leasing companies | Company				2
Series G Preferred Shares [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Issuance of preferred shares (in shares) | shares	14,000
Shipbuilding Contracts for Newbuilding Tankers [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Contractual commitments		$ 406,800
Contractual commitments payable in 2026		61,020
Contractual commitments payable in 2027		22,600
Contractual commitments payable in 2028		126,560
Contractual commitments payable in 2029		196,620
Tanker SPA [Member]
Commitments and Contingencies [Abstract]
Contractual commitments					41,093
Contractual commitments payable in 2026					19,593
Tanker SPA [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Contractual commitments		41,093
Contractual commitments payable in 2026		19,593
Payments of contractual commitments		$ 6,000	$ 1,500
Settlement of contractual commitments	$ 14,000
Tanker SPA [Member] | Series G Preferred Shares [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Issuance of preferred shares (in shares) | shares	14,000
California 19 Inc. and California 20 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Commitments and Contingencies [Abstract]
Face amount									$ 60,000
Balance outstanding					$ 55,000
Percentage of aggregate outstanding liability					50.00%
California 19 Inc. [Member]
Commitments and Contingencies [Abstract]
Ownership percentage					50.00%			50.00%		50.00%	50.00%	50.00%
California 19 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Commitments and Contingencies [Abstract]
Face amount									30,000
California 20 Inc. [Member]
Commitments and Contingencies [Abstract]
Ownership percentage					50.00%			50.00%		50.00%	50.00%	50.00%
California 20 Inc. [Member] | Refinanced Credit Facility with Alpha Bank [Member]
Commitments and Contingencies [Abstract]
Face amount									$ 30,000